UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Indus Capital Partners, LLC

Address:  888 7th Avenue
          26th Floor
          New York, New York 10019
          Attention: Brian Guzman

13F File Number: 028-11627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Guzman
Title:  Partner / General Counsel
Phone:  (212) 909-2864


Signature, Place and Date of Signing:

/s/ Brian Guzman                New York, New York             11/14/2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: $511,441
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.         028-11626                            Indus Partners, LLC

----       ----------------------               ------------------------------


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

                                                FORM 13F INFORMATION TABLE


COL 1                          COL 2                COL 3      COL 4         COL 5           COL 6       COL 7      COL 8

                               TITLE                           VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS             CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS  SOLE  SHARED     NONE
--------------                 ---------            ------     --------- --------  --- ----  ----------  ----- ----- -------    ----
APPLE INC                      COM                  037833100   10,007      15,000     PUT   SHARED      1     0        15,000  0
ARCOS DORADOS HOLDINGS INC     COM                  G0464B107    5,565     360,630           SHARED      1     0       360,630  0
AUTONAVI HLDGS LTD             SPONSORED ADR        05330F106   18,605   1,620,618           SHARED      1     0     1,620,618  0
BAIDU INC                      SPON ADR REP A       056752108    2,770      23,696           SHARED      1     0        23,696  0
BANCO BRADESCO S A             SP ADR PFD NEW       059460303    3,387     210,795           SHARED      1     0       210,795  0
CATERPILLAR INC DEL            COM                  149123101   10,325     120,000     PUT   SHARED      1     0       120,000  0
CHINA CORD BLOOD CORP          SHS                  G21107100    5,901   2,185,711           SHARED      1     0     2,185,711  0
CHINA MOBILE LIMITED           CALL                 16941M109    2,805      50,671           SHARED      1     0        50,671  0
CTRIP COM INTL LTD             AMERICAN DEP SHS     22943F100    3,867     229,100           SHARED      1     0       229,100  0
DESARROLLADORA HOMEX S A DE    SPONSORED ADR        25030W100    3,879     284,402           SHARED      1     0       284,402  0
EMBRAER S A                    SP ADR REP 4 COM     29082A107    5,087     191,109           SHARED      1     0       191,109  0
FACEBOOK INC                   CL A                 30303M102   27,075   1,250,000     CALL  SHARED      1     0     1,250,000  0
FOCUS MEDIA HLDG LTD           SPONSORED ADR        34415V109    7,796     333,171           SHARED      1     0       333,171  0
FOMENTO ECONOMICO MEXICANO S   SPONSORED ADR UNITS  344419106    4,411      47,955           SHARED      1     0        47,955  0
GRUPO TELEVISA SA              ADR                  40049J206    3,378     143,700           SHARED      1     0       143,700  0
HESS CORP                      COM                  42809H107   15,826     294,600           SHARED      1     0       294,600  0
HESS CORP                      COM                  42809H107   39,216     730,000     CALL  SHARED      1     0       730,000  0
INFOSYS LTD                    SPONSORED ADR        456788108      951      19,600           SHARED      1     0        19,600  0
INTERNATIONAL BUSINESS MACHS   COM                  459200101   18,878      91,000     PUT   SHARED      1     0        91,000  0
ISHARES TR                     MSCI EAFE INDEX      464287465   48,230     910,000     CALL  SHARED      1     0       910,000  0
ISHARES TR                     FTSE CHINA25 IDX     464287184   21,452     620,000     PUT   SHARED      1     0       620,000  0
ITAU UNIBANCO HLDGS SA         SPON ADR REP PFD     465562106    3,362     220,003           SHARED      1     0       220,003  0
ISHARES TR                     MSCI EMERG MKT       464287234  112,818   2,730,000     CALL  SHARED      1     0     2,730,000  0
POWERSHARES QQQ TRUST          UNIT SER 1           73935A104   35,776   1,730,000     PUT   SHARED      1     0     1,730,000  0
NETEASE INC                    SPONSORED ADR        64110W102   12,699     226,200           SHARED      1     0       226,200  0
NEW ORIENTAL ED & TECH GRP I   SPON ADR             647581107   20,838   1,250,000           SHARED      1     0     1,250,000  0
NEXEN INC                      COM                  65334H102   10,795     426,000           SHARED      1     0       426,000  0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR        71654V408    4,679     204,000           SHARED      1     0       204,000  0
POTASH CORP SASK INC           COM                  73755L107    2,868      66,048           SHARED      1     0        66,048  0
SHANDA GAMES LTD               SP ADR REPTG A       81941U105      878     232,974           SHARED      1     0       232,974  0
SINA CORP                      NOTE                 82922RAB9   22,987     355,400           SHARED      1     0       355,400  0
SK TELECOM LTD                 SPONSORED ADR        78440P108   20,138   1,385,000           SHARED      1     0     1,385,000  0
TELEFONICA BRASIL SA           SPONSORED ADR        87936R106    2,506     115,273           SHARED      1     0       115,273  0
TURQUOISE HILL RES LTD         COM                  900435108    1,686     198,811           SHARED      1     0       198,811  0

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